EARNINGS PER SHARE INFORMATION	12 Months Ended
Dec. 31, 2022
Earnings Per Share [Abstract]
EARNINGS PER SHARE INFORMATION
NOTE 18. EARNINGS PER SHARE INFORMATION

	2022		2021		2020
(Earnings for per-share calculation, shares in millions, per-share amounts in dollars)	Diluted	Basic	Diluted	Basic	Diluted	Basic
Earnings (loss) from continuing operations	$(811)	$(811)	$(4,822)	$(4,822)	$(6,111)	$(6,111)
Preferred stock dividends	(289)	(289)	(237)	(237)	(474)	(474)
Accretion of redeemable noncontrolling interests, net of tax	—	—	(9)	(9)	(151)	(151)
Accretion of preferred share repurchase	4	4	—	—	—	—
Earnings (loss) from continuing operations attributable to common shareholders	(1,097)	(1,097)	(5,067)	(5,067)	(6,737)	(6,737)
Earnings (loss) from discontinued operations	1,151	1,151	(1,516)	(1,516)	11,813	11,813
Net earnings (loss) attributable to GE common shareholders	54	54	(6,583)	(6,583)	5,077	5,077

Shares of GE common stock outstanding	1,096	1,096	1,098	1,098	1,094	1,094
Employee compensation-related shares (including stock options)	—	—	—	—	—	—
Total average equivalent shares	1,096	1,096	1,098	1,098	1,094	1,094

Earnings (loss) from continuing operations	$(1.00)	$(1.00)	$(4.62)	$(4.62)	$(6.16)	$(6.16)
Earnings (loss) from discontinued operations	1.05	1.05	(1.38)	(1.38)	10.80	10.80
Net earnings (loss) per share	0.05	0.05	(6.00)	(6.00)	4.64	4.64

Potentially dilutive securities(a)	45		41		57
(a) Outstanding stock awards not included in the computation of diluted earnings (loss) per share because their effect was antidilutive.
Our unvested restricted stock unit awards that contain non-forfeitable rights to dividends or dividend equivalents are considered participating securities and, therefore, are included in the computation of earnings per share pursuant to the two-class method. For the years ended December 31, 2022, 2021 and 2020, as a result of the loss from continuing operations, losses were not allocated to the participating securities.